Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income (loss) from continuing operations before income taxes and interest in earnings of associates	$ 518	$ 499	$ (337)
Current income taxes:
US federal tax	(16)	7	3
US state and local taxes	7	3	1
UK corporation tax	29	28	2
Other jurisdictions	73	45	41
Total current taxes	93	83	47
Deferred taxes:
US federal tax	30	10	(44)
US state and local taxes	10	1	(41)
Effect of additional US valuation allowance	5	2	113
UK corporation tax	24	17	27
Other jurisdictions	(3)	9	(1)
Total deferred taxes	66	39	54
Total income tax	159	122	101
Ireland
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income (loss) from continuing operations before income taxes and interest in earnings of associates	(65)	(52)	(47)
United States
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income (loss) from continuing operations before income taxes and interest in earnings of associates	92	(11)	(615)
United Kingdom
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income (loss) from continuing operations before income taxes and interest in earnings of associates	154	282	25
Other jurisdictions
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
Income (loss) from continuing operations before income taxes and interest in earnings of associates	$ 337	$ 280	$ 300